World Omni Auto Receivables Trust 2011-A	Exhibit 99.1
Monthly Servicer Certificate
January 31, 2012

Dates Covered
Collections Period	01/01/12 - 01/31/12
Interest Accrual Period	01/17/12 - 02/14/12
30/360 Days	30
Actual/360 Days	29
Distribution Date	02/15/12

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/11	578,235,470.23	37,792
Yield Supplement Overcollateralization Amount at 12/31/11	23,987,197.68	0

Receivables Balance at 12/31/11	602,222,667.91	37,792
Principal Payments	21,425,403.77	715
Defaulted Receivables	990,658.96	48
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/12	22,745,268.45	0

Pool Balance at 01/31/12	557,061,336.73	37,029

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	865,079,666.68	50,540

Delinquent Receivables:
Past Due 31-60 days	7,071,751.30	575
Past Due 61-90 days	1,744,969.17	126
Past Due 91 + days	470,513.10	36

Total	9,287,233.57	737

Total 31+ Delinquent as % Ending Pool Balance	1.67%

Recoveries	726,864.61

Aggregate Net Losses/(Gains) - January 2012	263,794.35

Overcollateralization Target Amount	33,423,680.20
Actual Overcollateralization	33,423,680.20

Weighted Average APR	3.83%
Weighted Average APR, Yield Adjusted	6.05%
Weighted Average Remaining Term	48.04

Flow of Funds	$ Amount

Collections	24,032,870.86
Advances	(10,542.16)
Investment Earnings on Cash Accounts	4,052.28
Servicing Fee	(501,852.22)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	23,524,528.76

Distributions of Available Funds
(1) Class A Interest	482,784.16
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	47,310.65
(4) Second Priority Principal Distributable Amount	0.00
(5) Class C Interest	50,358.47
(6) Third Priority Principal Distributable Amount	0.00
(7) Required Reserve Account	0.00
(8) Noteholders’ Principal Distributable Amount	19,903,685.49
(9) Distribution to Certificateholders	3,040,389.99
(10) Remaining Amounts	0.00

Total Distributions of Available Funds	23,524,528.76

Servicing Fee	501,852.22
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	749,995,000.00
Original Class B	24,366,000.00
Original Class C	24,367,000.00

Total Class A, B & C
Note Balance @ 01/17/12	543,541,342.02
Principal Paid	19,903,685.49
Note Balance @ 02/15/12	523,637,656.53

Class A-1
Note Balance @ 01/17/12	0.00
Principal Paid	0.00
Note Balance @ 02/15/12	0.00
Note Factor @ 02/15/12	0.0000000%

Class A-2
Note Balance @ 01/17/12	153,813,342.02
Principal Paid	19,903,685.49
Note Balance @ 02/15/12	133,909,656.53
Note Factor @ 02/15/12	64.3796426%

Class A-3
Note Balance @ 01/17/12	213,000,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	213,000,000.00
Note Factor @ 02/15/12	100.0000000%

Class A-4
Note Balance @ 01/17/12	127,995,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	127,995,000.00
Note Factor @ 02/15/12	100.0000000%

Class B
Note Balance @ 01/17/12	24,366,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	24,366,000.00
Note Factor @ 02/15/12	100.0000000%

Class C
Note Balance @ 01/17/12	24,367,000.00
Principal Paid	0.00
Note Balance @ 02/15/12	24,367,000.00
Note Factor @ 02/15/12	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	580,453.28
Total Principal Paid	19,903,685.49

Total Paid	20,484,138.77

Class A-1
Coupon	0.29442%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.64000%
Interest Paid	82,033.78
Principal Paid	19,903,685.49

Total Paid to A-2 Holders	19,985,719.27

Class A-3
Coupon	1.11000%
Interest Paid	197,025.00
Principal Paid	0.00

Total Paid to A-3 Holders	197,025.00

Class A-4
Coupon	1.91000%
Interest Paid	203,725.38
Principal Paid	0.00

Total Paid to A-4 Holders	203,725.38

Class B
Coupon	2.33000%
Interest Paid	47,310.65
Principal Paid	0.00

Total Paid to B Holders	47,310.65

Class C
Coupon	2.48000%
Interest Paid	50,358.47
Principal Paid	0.00

Total Paid to C Holders	50,358.47

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7267221
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	24.9192284

Total Distribution Amount	25.6459505

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3943932
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	95.6907956

Total A-2 Distribution Amount	96.0851888

A-3 Interest Distribution Amount	0.9250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.9250000

A-4 Interest Distribution Amount	1.5916667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.5916667

B Interest Distribution Amount	1.9416667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	1.9416667

C Interest Distribution Amount	2.0666668
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000

Total C Distribution Amount	2.0666668

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Third Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 12/31/11	102,638.26
Balance as of 01/31/12	92,096.10
Change	(10,542.16)

Reserve Account
Balance as of 01/17/12	2,064,965.17
Investment Earnings	368.13
Investment Earnings Paid	(368.13)
Deposit/(Withdrawal)	—
Balance as of 02/15/12	2,064,965.17
Change	—

Required Reserve Amount	2,064,965.17